Shareholder Report, Line Graph (Details) 192134_The Brinsmere Fund - Growth ETF_TF_TSR SemiAnnual {TF} - USD ($)				6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jan. 12, 2024	Mar. 31, 2026
The Brinsmere Fund Growth - ETF
Account Value [Line Items]
Line Graph and Table Measure Name				The Brinsmere Fund Growth - ETF NAV
Accumulated Value	$ 12,233	$ 11,231	$ 10,000
S&P 500 TR. [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Accumulated Value	14,307	12,166	10,000
S&P Target Risk Growth Index (TR) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Target Risk Growth Index (TR)
Accumulated Value	$ 12,637	$ 11,313	$ 10,000